LAND USE RIGHTS, NET - Land use rights amortized (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LAND USE RIGHTS, NET
Cost	¥ 617,808	$ 89,574	¥ 368,101
Accumulated amortization	(41,788)	(6,059)	(30,866)
Land use rights, net	¥ 576,020	$ 83,515	¥ 337,235